Introduction and overview of Group's risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase decrease in interest rate	1.00%	1.00%	1.00%
Effect of increase on post tax loss	$ (9.0)	$ (12.0)	$ (11.4)
Effect of decrease on post tax loss	$ (9.0)	$ (11.9)	$ (11.4)